General and administrative expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 121	$ 124	$ 115	$ 245	$ 221
Technology costs	128	132	126	260	248
Consulting, legal and audit fees	160	108	123	268	227
Real estate and logistics costs	134	119	129	252	253
Market data services	101	99	89	200	182
Marketing and communication	44	34	43	78	74
Travel and entertainment	51	49	43	101	62
Litigation, regulatory and similar matters	55	721	220	776	277
Other	1,649	1,596	1,475	3,245	3,052
of which: shared service costs charged by UBS Group AG or its subsidiaries	1,460	1,385	1,348	2,845	2,738
Total general and administrative expenses	$ 2,443	$ 2,983	$ 2,364	$ 5,425	$ 4,597